OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2017
OTHER FINANCIAL ITEMS, NET [Abstract]
Components of other financial items, net

(in thousands of $)	2017	2016	2015
Mark-to-market adjustment for interest rate swap derivatives (see note 28)	6,614	2,818	(12,798)
Interest expense on undesignated interest rate swaps (see note 28)	(3,802)	(10,153)	(15,797)
Mark-to-market adjustment for equity derivatives (see note 28)	16,622	24,819	(67,925)
Impairment of loan (1)(2)	—	(7,627)	(15,010)
Financing arrangement fees and other costs	(677)	(404)	(1,841)
Amortization of debt guarantee	1,548	1,563	2,800
Foreign exchange loss on operations	(888)	(1,909)	(2,126)
Other	1,210	(416)	(25)
	20,627	8,691	(112,722)

(1) Given the announcement of a negative Final Investment Decision from the Douglas Channel Project consortium in 2014, we reassessed the recoverability of the loan and accrued interest receivables from the Douglas Channel LNG Assets Partnership ("DCLAP") and concluded that DCLAP would not have the means to satisfy its obligations under the loan. Accordingly, we recognized an impairment charge of $7.6 million in 2016.
(2) The amount for the year ended December 31, 2015 relates to the impairment of the loan due from Equinox in connection with the disposal of the Golar Viking to Equinox in February 2015.